As filed on March 1, 1999                                  File No. 033-19862

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                       ----
      Pre-Effective Amendment No.
      Post-Effective Amendment No. 20                                   X
                                  ----                                 ----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X
                                                                       ----
      Amendment No. 24                                                  X
                   ----                                                ----
                       INVESCO TREASURER'S SERIES TRUST
              (Exact Name of Registrant as Specified in Charter)
                 7800 E. Union Avenue, Denver, Colorado 80237
                   (Address of Principal Executive Offices)
                 P.O. Box 173706, Denver, Colorado 80217-3706
                              (Mailing Address)
      Registrant's Telephone Number, including Area Code: (800) 241-5477
                             Glen A. Payne, Esq.
                             7800 E. Union Avenue
                            Denver, Colorado 80237
                   (Name and Address of Agent for Service)
                                 ------------
                                  Copies to:
                         Clifford J. Alexander, Esq.
                          Kirkpatrick & Lockhart LLP
                        1800 Massachusetts Avenue, NW
                                  2nd Floor
                         Washington, D.C. 20036-1800
                                 ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)
      immediately upon filing pursuant to paragraph (b)
----
----  on _________________, pursuant to paragraph (b)
----  60 days after filing pursuant to paragraph (a)(1)
X     on May 1, 1999, pursuant to paragraph (a)(1)
----
----  75 days after filing pursuant to paragraph (a)(2)
----  on _________, pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
---- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                  Page 1 of 68
                                       --   --
                    Exhibit index is located at page 60
                                                     --

                       INVESCO TREASURER'S SERIES TRUST
                      __________________________________

                            CROSS-REFERENCE SHEET

Form N-1A
Item                       Caption
--------                   --------

Part A                     Prospectus

1......................... Cover Page; Back Cover Page
2......................... Investment Goals and Strategies; Fund Performance
3......................... Fees and Expenses; Investment Risks
4......................... Investment Goals and Strategies; Investment Risks
5......................... Not Applicable
6......................... Fund Management
7......................... Share Price; How To Buy Shares; Your Account
                           Services; How To Sell Shares; Taxes
8......................... Distribution Expenses
9......................... Financial Highlights

Part B                     Statement of Additional Information
10........................ Cover Page; Table of Contents
11........................ The Company
12........................ Investment Policies and Risks; Investment
                           Restrictions and Strategies
13........................ Management of the Funds
14........................ Control Persons and Principal Shareholders
15........................ Management of the Funds
16........................ Brokerage Allocation and Other Practices
17........................ Capital Stock
18........................ Contained in Prospectus
19........................ Tax Consequences of Owning Shares of the Funds
20........................ Not Applicable
21........................ Performance
22........................ Financial Statements

Part C                     Other Information

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

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PROSPECTUS                                                         MAY 1, 1999

INVESCO TREASURER'S SERIES TRUST
   TREASURER'S MONEY MARKET RESERVE FUND
   TREASURER'S TAX-EXEMPT RESERVE FUND

NO-LOAD MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

     An investment in either of the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Fund.

     The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, it has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

     This Prospectus will tell you more about:

     [KEY ICON]     Investment Objectives & Strategies

     [ARROW ICON]   Potential Investment Risks

     [GRAPH ICON]   Past Performance & Potential Advantages

     [INVESCO ICON] Working With INVESCO

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INVESTMENT GOALS AND STRATEGIES                                [KEY ICON]

     For more details about each Fund's current investments and market outlook, please see the most recent annual or semiannual report.

     INVESCO Capital Management, Inc. ("ICM") is the investment adviser for the Funds. Together with our affiliated companies, we at ICM control all aspects of the management and sale of the Funds.

     The Funds are money market funds. They invest in "money market" securities, which are high quality debt securities with a life span or remaining maturity of 397 days or less. The average dollar-weighted maturity of the Funds' portfolios is 90 days or less.

     The Funds are not intended for investors seeking capital appreciation or gain. While not intended as a complete investment program, either of these Funds may be a valuable element of your investment portfolio.

TREASURER'S MONEY MARKET RESERVE FUND                           [KEY ICON]

     The Treasurer's Money Market Reserve Fund invests primarily in short-term securities issued by large creditworthy corporations, bank and finance companies, and securities issued by the U.S. government. These securities include corporate debt securities, bank obligations, commercial paper, U.S. government debt, and repurchase agreements.

TREASURER'S TAX-EXEMPT RESERVE FUND                            [KEY ICON]

     The Treasurer's Tax-Exempt Reserve Fund invests at least 80% of its assets in short-term municipal securities issued by state, county, and city governments. The interest on these securities is generally exempt from federal income tax, although the interest may be included in your income if you are subject to the federal alternative minimum tax. The interest on these securities may be subject to state and or local income taxes. These securities include municipal notes, short-term municipal bonds, and variable rate debt obligations.

     The rest of the Fund's investment portfolio may be invested in short-term taxable instruments. These may include corporate debt securities, bank obligations, commercial paper, U.S. government debt, and repurchase agreements. We attempt to manage the Fund so that subtantially all of the income produced is exempt from federal income tax when paid to you, although we cannot guarantee this result.


INVESTMENT POLICIES APPLICABLE TO BOTH FUNDS

     The Funds operate under policies designed to ensure compliance with specific federal regulations applied to money market funds. These policies include requirements for:

     o maintaining high credit quality of the Funds' investments;

     o maintaining a short average portfolio maturity;

     o ensuring adequate diversification of both the issuers of the Funds' investments and the guarantors of those investments, if any; and

     o monitoring accurate pricing of the Funds' investments so unfairness does not result from the use of the amortized cost method to value those investments.


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FUND PERFORMANCE

     The bar charts below show each Fund's actual yearly performance (commonly known as its "total return") over the past decade. The table below shows actual annual returns for various periods ended December 31, 1998, and the Funds' seven day yield for the seven day period ended December 31, 1998 compared to the _________________. The bar charts provide some indication of the risks of investing in the Funds by showing changes in the year to year performance of each Fund. Remember, past performance does not indicate how a Fund will perform in the future.

 [BAR CHARTS AND TABLE TO BE INCLUDED IN A 485(B) FILING IN APRIL 1999]

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FEES AND EXPENSES

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

     You pay no fees to purchase Fund shares, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account. The only Fund costs you pay are annual Fund operating expenses that are deducted from Fund assets.


ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

     INVESCO Treasurer's Money Market Reserve Fund
     Management Fees                                              0.25%
     Distribution and Service (12b-1) Fees                        None
     Other Expenses                                               None
     Total Annual Fund Operating Expenses (1)                     0.25%

     INVESCO Treasurer's Tax-Exempt Reserve Fund
     Management Fees                                              0.25%
     Distribution and Service (12b-1) Fees                        None
     Other Expenses                                               None
     Total Annual Fund Operating Expenses(1)                      0.25%

     (1) Pursuant to the Trust's investment advisory agreement, the Trust's investment adviser is responsible for the payment of all of the Trust's expenses other than payment of advisory fees, taxes, interest, and brokerage commissions.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds.

     The Example assumes that you invested $10,000 in a Fund for the time periods indicated and then redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year, and assumes that a Fund's expenses remained the same. Although a Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:

                                           1 year    3 years   5 years  10 years

Treasurer's Money Market Reserve Fund        $26       $81       $141     $318
Treasurer's Tax-Exempt Reserve Fund          $26       $81       $141     $318
================================================================================

================================================================================
INVESTMENT RISKS                                                [ARROW ICON]

     Before investing in a Fund, you should determine the level of risk with which you are comfortable. Take into account factors like your age, career, income level, and time horizon.

     You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

     NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.

     NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

     POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance. Investment professionals generally consider money market funds conservative and safe investments, compared to many other investment alternatives. However, as with all types of securities investing, investments in money market funds are not guaranteed, and do present some risk of loss. The Funds will not reimburse you for any losses.

     NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

     YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Funds could be adversely affected.

     In addition, the markets for, or value of, securities in which the Funds invest may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Funds' investments. At this time, it is generally believed that foreign issuers, particularly those in emerging and other markets, may be more vulnerable to Year 2000 problems than will be issuers in the U.S.

RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

     The major risks of an investment in the Funds are those that affect the overall yield of a Fund because the Funds are managed to maintain a stable share price. The primary factor influencing the overall yield of the Funds is short-term interest rates.

     INTEREST RATE RISK. Interest rate risk is the risk that changes in interest rates will change the value of debt securites. When interest rates go up, the market values of previously issued debt securities generally decline. Also, a Fund's new investments are likely to be in debt securities paying lower rates than the rest of a Fund's portfolio when interest rates go down. This reduces the Fund's yield. A weak economy or strong stock market may cause interest rates to decline.

     CREDIT RISK. The Funds invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

     DURATION RISK. Duration is a measure of a debt security's sensitivity to interest rate changes. Duration of money market securities is usually expressed in terms of days or months, with longer durations usually more sensitive to interest rate fluctuations.

     OPPORTUNITY RISK. With long term investment plans, there may be a risk that you are not taking enough risk, and missing the opportunity on other less conservative but potentially more rewarding investments. The Funds have an investment goal of current income, not capital appreciation. Therefore the Funds, by themselves, will not be a suitable investment for people seeking long-term growth for objectives such as retirement or the funding of a child's college education.

     COUNTERPARTY RISK. This is a risk associated primarily with repurchase agreements. It is the risk that the other party in such a transaction will not fulfill its contractual obligation to complete a transaction with a Fund.

FUND MANAGEMENT

THE INVESTMENT ADVISER

     INVESCO is a subsidiary of AMVESCAP PLC, an international investment management company that manages more than $275 billion in assets worldwide. AMVESCAP is based in London, with money managers located in Europe, North and South America, and the Far East.

     ICM is the investment adviser of the Funds. INVESCO Distributors, Inc. ("IDI") is the Funds' distributor and is responsible for the sale of the Funds' shares. ICM and IDI are subsidiaries of AMVESCAP PLC.

     The following table shows the fees the Funds paid to ICM for its advisory services in the year ended December 31, 1998:

--------------------------------------------------------------------------------
                                             ADVISORY FEE AS A PERCENTAGE OF
THE FUND                                 AVERAGE ANNUAL ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
Treasurer's Money Market Reserve Fund                 0.25%
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Treasurer's Tax-Exempt Reserve Fund                   0.25%
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PORTFOLIO MANAGER

     The Funds are managed by George S. Robinson.

     GEORGE S. ROBINSON has been portfolio manager of the Funds since 1988 and was formerly (1986 to 1987) Vice President of Citicorp Investment Bank. He began his investment career in 1965.


POTENTIAL REWARDS

     NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR LONG-TERM CAPTIAL GROWTH PURPOSES.

     The Funds offer shareholders a potential for monthly payment of income, while maintaining a stable share value, at a level of risk lower than many other types of investments. Yields on short-term securities tend to be lower than the yields on longer term fixed-income funds. The Funds seek to provide higher returns than other money market funds and the money market in general, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS

     Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:

     o want to earn income at current money market rates

     o want to preserve the value of their investment

     o do not want to be exposed to a high level of risk.

 You probably do not want to invest in the Funds if you are:

     o primarily seeking long-term growth (although the Funds may serve as the cash equivalent portion of a balanced investment program).

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SHARE PRICE                                                  [GRAPH ICON]

     THE COMBINATION OF THE AMORTIZED COST METHOD OF VALUATION AND THE DAILY DECLARATION OF DIVIDENDS MEANS THAT EACH FUND'S NET ASSET VALUE IS EXPECTED TO BE $1.00 PER SHARE, DESPITE CHANGES IN THE MARKET VALUE OF A FUND'S SECURITIES.

     The value of your Fund shares is not likely to change from $1.00, although this cannot be guaranteed. This value is known as the Net Asset Value per share, or NAV. INVESCO Funds Group, Inc. ("INVESCO") determines the value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally, 4:00 p.m. New York time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which, generally, is on weekends and national holidays in the United States.

     The Funds use the amortized cost method for establishing the value of their investments. The amortized cost method values securities at their cost at the time of purchase, and then amortizes the discount or premium to maturity. The Funds declare dividends daily, based upon the interest earned by the Funds' investments that day. The combination of the amortized cost method of valuation and the daily declaration of dividends means that each Fund's net asset value is expected to be $1.00 per share, despite changes in the market value of a Fund's securities. However, we cannot guarantee that each Fund's net asset value will be maintained at a constant value of $1.00 per share.

     All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions that day. If INVESCO hears from you after that time, your instructions will be processed on the next day that the NYSE is open.

--------------------------------------------------------------------------------
HOW TO BUY SHARES                                              [INVESCO ICON]

     To buy shares at that day's closing price, you must contact us before the close of the NYSE, normally, 4:00 p.m. Eastern Time.

     The following chart shows several convenient ways to invest in the Funds. There is no charge to invest, exchange or redeem shares when you make transactions directly through INVESCO. However, if you invest in a Fund through a securities broker, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds you wish to purchase.

     INVESCO reserves the right to increase, reduce or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

     MINIMUM INITIAL INVESTMENT. $100,000, which may be waived in certain cases.

     MINIMUM SUBSEQUENT INVESTMENT. $5,000

     Fund exchanges can be a convenient way for you to diversify your investments, or to reallocate your investments when your objectives change.

     EXCHANGE POLICY. You may exchange your shares in any of the Funds for those in another INVESCO mutual fund on the basis of their respective NAVs at the time of the exchange. Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

     We have the following policies governing exchanges:

     o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).

     o You may make up to four exchanges out of each Fund per year.

     o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, in the best interests of the Fund and its shareholders. Notice of all such modifications or termination that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

     In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

         Method               Investment Minimum           Please Remember
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BY CHECK, ACH OR WIRE      $100,000; $5,000 minimum   Please remember that if
Mail to:                   for each subsequent        you pay by check, ACH or
INVESCO Funds Group,Inc.   investment.                wire and your funds do
P.O. Box 173706, Denver,                              not clear, you will be
CO 80217-3706                                         responsible for any
Or you may send us a                                  related loss to any Fund
check by overnight                                    or INVESCO. If you are
courier to:  7800 E.                                  already an INVESCO funds
Union Ave., Denver,                                   shareholder, the Fund may
CO 80237.  Or you may                                 seek reimbursement for
send your payment by                                  any loss from your
bank wire (call INVESCO                               existing account(s).
for instructions).
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BY EXCHANGE                $100,000 to open a new     See "Exchange Policy."
Between two INVESCO        account; $5,000 for
funds. Call                written requests to
1-800-525-8085 for         purchase additional
prospectuses of other      shares for an existing
INVESCO funds. Exchanges   account.
may be made in writing
or by phone or at our
Web site at
www.invesco.com. You may
also establish an
automatic monthly
exchange service between
two INVESCO funds; call
us for further details
and the correct form.
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===============================================================================
YOUR ACCOUNT SERVICES                                    [INVESCO ICON]

     INVESCO provides you with services designed to make it simple for you to buy, sell or exchange your shares of any INVESCO mutual fund.

     SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Funds no longer issue share certificates. You have greater flexibility to conduct transactions without certificates. If you hold share certificates, you will have to return them to INVESCO in order to sell or exchange your shares, which will delay your sale.

     QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

     TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans your transactions are confirmed on your quarterly Investment Summaries.

     You can conduct most transactions and check on your account through our toll- free telephone number. You may also access personal account information at our Web site, www.invesco.com.

     TELEPHONE TRANSACTIONS. You may exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account Application.

     Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or otherwise use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

     IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for Individual Retirement Accounts ("IRAs") and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing plan or account.



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HOW TO SELL SHARES                                     [INVESCO ICON]

     To sell shares at that day's closing price, you must contact us before 4:00 p.m. Eastern Time.

     The following chart shows several convenient ways to sell your Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell in proper form is received by INVESCO. If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell. While INVESCO attempts to process telephone redemptions promptly, there may be times - particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by phone.

     INVESCO usually mails you the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances - for instance, if normal trading is not taking place on theNYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 15 days.

     Because of the Funds' expense structures, it costs as much to handle a small account as it does to handle a large one. If the value of your account in any Fund falls below $50,000 as a result of your actions (for example, sale of your Fund shares), each Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $50,000 or more.

     It is possible that in the future conditions may exist which would make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the trustees of the Funds may authorize payment to be made in portfolio securities or other property of the applicable Fund. However, we are obligated under the Investment Company Act of 1940 to redeem for cash all shares of a Fund presented for redemption by any one shareholder up to $250,000 (or 1% of the applicable Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at fair market value as determined in good faith by the trustees of the Funds. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities. To date, the Trust has always paid for redeemed shares in cash.

===============================================================================
        Method              Minimum Redemption            Please Remember
================================================================================
BY TELEPHONE            $2,500 (or, if less, full   INVESCO's telephone
Call us toll-free at    liquidation of the          redemption privileges may
1-800-525-8085.         account). The maximum       be modified or terminated
                        amount which may be         in the future at INVESCO's
                        redeemed by telephone is    discretion.
                        generally $________.
-------------------------------------------------------------------------------
IN WRITING              Any amount. The              INVESCO  no longer issues
Mail your request to    redemption request must     paper certificates for
INVESCO Funds Group,    be signed by all            shares. If the shares you
Inc., P.O. BOX          registered account          are selling are
173706, DENVER, CO      owners. Payment will be     represented by stock
80217-3706. You may     mailed to your address as   certificates, the
also send your          it appears on INVESCO's     certificates must be sent
request by overnight    records, or to a bank       to INVESCO before we can
courier to 7800 E.      designated by you in        process your redemption.
Union Ave.,  Denver,    writing.
CO 80237.
-------------------------------------------------------------------------------
BY CHECK                $500  minimum per check.    Personalized checks are
                                                    available from INVESCO
                                                    without charge upon
                                                    request. Checks may be
                                                    payable to any party.
-------------------------------------------------------------------------------
BY EXCHANGE             $2,500                      See "Exchange Policy."
Between two INVESCO
funds. Call
1-800-525-8085 for
prospectuses of other
INVESCO funds.
Exchanges may be made
in writing or by
phone or at our Web
site at
www.invesco.com. You
may also establish an
automatic monthly
exchange service
between two INVESCO
funds; call us for
further details and
the correct form.
-------------------------------------------------------------------------------
PAYMENT TO THIRD        $2,500.                     All registered account
PARTY                                               owners  must sign the
Mail your request to                                request, with signature
INVESCO Funds Group,                                guarantees from an
Inc., P.O. BOX                                      eligible guarantor
173706, DENVER, CO                                  financial institution,
80217-3706.                                         such as a commercial bank
                                                    or a recognized national
                                                    or regional securities
                                                    firm.
-------------------------------------------------------------------------------

================================================================================
DIVIDENDS AND TAXES

     To avoid backup withholding, be sure we have your correct Social Security or Taxpayer Identification Number. We will provide you with detailed information every year about your dividends.

     Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

     Each Fund earns ordinary or investment income from interest on its investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders. You will ordinarily earn income on each day you are invested in one of the Funds, and that income is paid by the Fund to you once a month. Dividends are automatically reinvested in additional shares of a Fund at the net asset value on the monthly dividend distribution date, unless you request that dividends be paid in cash.

     Unless you are (or your account is) exempt from income taxes, you must include all dividends paid to you by the Money Market Reserve Fund in your taxable income for federal, state and local income tax purposes. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund or other INVESCO funds.

     Substantially all of the dividends that you receive from the Tax-Exempt Reserve Fund are expected to be exempt from federal income taxes, but there is no assurance that this will be the case. There is no assurance that this will be the case in future years. Dividends that you receive from the Funds may be subject to state and local taxes, or to the federal Alternative Minimum Tax.

     If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold 31% of your distributions and any money that you receive from the sale of shares of the Funds as a backup withholding tax.

     Each year, INVESCO will provide you with information about any Fund dividends, and the tax status of your dividends, that is required for you to complete your yearly tax filings.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

(For a Fund Share Outstanding Throughout Each Period)
    The following information has been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Company's 1998 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Both are available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. The Annual Report also contains information about the Funds' performance.

                                                                      Year Ended December 31
                                             ------------------------------------------------------------------------------------
                                             1998             1997               1996               1995               1994
                                             Treasurer's Money Market
                                                 Reserve Fund
PER SHARE DATA
Net Asset Value -- Beginning of Period       $ 1.00           $ 1.00        $   1.00         $   1.00             $  1.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM
 INVESTMENT OPERATIONS
Net Investment Income Earned and
 Distributed to Shareholders                   0.05             0.05            0.05             0.06                0.04
Net Asset Value - End of Period              $ 1.00           $ 1.00        $   1.00         $   1.00             $  1.00
=================================================================================================================================

TOTAL RETURN                                   5.46%            5.48%          5.30%            5.82%               4.13%
RATIOS
Net Assets -- End of Period ($000 Omitted)   $34,236          $67,146       $113,281         $141,885             $93,131
Ratio of Expenses to Average Net Assets        0.25%            0.25%          0.25%            0.25%               0.25%
Ratio of Net Investment Income to Average
  Net Assets                                   5.35%            5.32%          5.17%            5.71%               4.02%

Financial Highlights (continued)
(For a Fund Share Outstanding Throughout Each Period)
                                                                      Year Ended December 31
                                             ------------------------------------------------------------------------------------
                                             1998             1997               1996               1995               1994
                                             Treasurer's Tax-Exempt
                                                 Reserve Fund
PER SHARE DATA
Net Asset Value -- Beginning of Period       $ 1.00           $ 1.00        $   1.00         $   1.00             $  1.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME AND DISTRIBUTIONS FROM
 INVESTMENT OPERATIONS
Net Investment Income Earned and
 Distributed to Shareholders                   0.03             0.04            0.03             0.04                0.03
Net Asset Value - End of Period              $ 1.00           $ 1.00        $   1.00         $   1.00             $  1.00
=================================================================================================================================

TOTAL RETURN                                   3.49%            3.74%          3.45%            3.90%               2.81%
RATIOS
Net Assets -- End of Period ($000 Omitted)   $36,707          $22,084       $ 23,386         $ 21,928             $19,716
Ratio of Expenses to Average Net Assets        0.25%            0.25%          0.25%            0.25%               0.25%
Ratio of Net Investment Income to Average
  Net Assets                                   3.38%            3.68%          3.40%            3.86%               2.69%

                        INVESCO TREASURER'S SERIES TRUST
                 INVESCO TREASURER'S MONEY MARKET RESERVE FUND
                  INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND

                                  MAY 1, 1999

     You may obtain additional information about the Funds from several sources.

     FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

     STATEMENT OF ADDITIONAL INFORMATION. The SAI dated May 1, 1999 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

     INTERNET. The current Prospectus, SAI and annual or semiannual reports of the Funds may be accessed through the INVESCO Web site at www.invesco.com or through the SEC Web site at www.sec.gov.

     To obtain a free copy of the current annual report, semiannual report or SAI, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Funds are 811-5460 and 033-19862.

     To  reach   PAL(R),   your   24-hour   Personal   Account   Line,   call:
1-800-424-8085.

     If you're in Denver, please visit one of our convenient Investor Centers:

       Cherry Creek
       155-B Fillmore Street

       Denver Tech Center
       7800 East Union Avenue



811-5460

                      STATEMENT OF ADDITIONAL INFORMATION


                        INVESCO Treasurer's Series Trust


                 INVESCO Treasurer's Money Market Reserve Fund
                  INVESCO Treasurer's Tax-Exempt Reserve Fund





Address:                                 Mailing Address:


7800 E. Union Ave., Denver, CO 80237     P.O. Box 173706, Denver, CO 80217-3706


                                   Telephone:


                      In continental U.S., 1-800-525-8085





                                May 1, 1999


--------------------------------------------------------------------------------
A Prospectus for the Treasurer's Money Market Reserve and Treasurer's Tax-Exempt Reserve Funds dated May 1, 1999 provides the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectus; in other words, this SAI is legally part of the Funds' Prospectus. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectus.

You may obtain, without charge, copies of the current Prospectus of the Funds, SAI and current annual and semi-annual reports by writing to INVESCO Distributors, Inc., P.O. BOX 173706, DENVER, CO 80217-3706, or by calling 1-800-525-8085. Copies of these materials also are available through the INVESCO web site at http://www.invesco.com.

TABLE OF CONTENTS

The Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22

Investments, Policies and Risks . . . . . . . . . . . . . . . . . . . . 22

Management of the Funds . . . . . . . . . . . . . . . . . . . . . . . . 30

Other Service Providers . . . . . . . . . . . . . . . . . . . . . . . . 47

Brokerage Allocation and Other Practices  . . . . . . . . . . . . . . . 48

Capital Stock . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 49

Tax Consequences of Owning Shares of the Fund . . . . . . . . . . . . . 49

Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 50

THE TRUST

The Trust was organized on January 27, 1988, under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust.

The Trust is an open-end, diversified, no-load management investment company currently consisting of two portfolios of investments: the Money Market Reserve Fund and the Tax-Exempt Reserve Fund (the "Funds").

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A "management" investment company actively buys and sells securities for each portfolio at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds. The Funds do not charge sales fees to purchase their shares.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectus of the Funds. The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity, and investing in high quality instruments. Each Fund's assets are invested in securities having maturities of 397 days or less, and the dollar- weighted average maturity of the portfolio will not exceed 90 days. The Funds buy only securities determined by the Adviser, pursuant to procedures approved by the board of trustees, to be of high quality with minimal credit risk and to be eligible for investment by the Funds under applicable U.S. Securities and Exchange Commission ("SEC") rules. See Appendix A for descriptions of the investment instruments referred to below, as well as discussions of the degrees of risk involved in purchasing these instruments.

INVESCO TREASURER'S MONEY MARKET RESERVE FUND

The Money Market Reserve Fund attempts to achieve its objective by investing in debt securities, including short-term money market instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations of financial institutions, which may include demand features (such as the following instruments determined to be readily marketable by the Adviser: certificates of deposit, time deposits and bankers' acceptances of domestic and foreign banks, and funding agreements issued by domestic insurance companies), corporate debt securities other than commercial paper, and loan participation agreements. Corporate debt securities acquired by the Fund must be rated by at least two nationally recognized statistical rating organizations ("NRSROs"), generally S&P and Moody's, in one of the two highest rating categories (AAA or AA by S&P or Aaa or Aa by Moody's), or where the obligation is rated only by S&P or Moody's, and not by any other NRSRO, such obligation is rated AAA or AA by S&P, or Aaa or Aa by Moody's. The Fund limits purchases of instruments issued by banks to those instruments which are rated in one of the two highest categories by an NRSRO, and which are issued by banks which have total assets in excess of $4 billion and meet other criteria established by the board of trustees. The Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have assets of at least $10 billion, have branches or agencies in the U.S., and meet other criteria established by the board of trustees. From time to time, on a temporary basis for defensive purposes, the Fund may hold cash.

Commercial paper acquired by the Fund must be rated by at least two NRSROs, generally S&P and Moody's, in the highest rating category (A-1 by S&P or P-1 by Moody's), or, where the obligation is rated by only S&P or Moody's and not by any other NRSRO, such obligation is rated A-1 or P-1. Money market instruments purchased by the Fund which are not rated by any NRSRO must be determined by the Adviser to be of equivalent credit quality to the rated securities in which the Fund may invest. In the Adviser's opinion, obligations that are not rated are not necessarily of lower quality than those which are rated; however, they may be less marketable and typically may provide higher yields. The Fund invests in unrated securities only when such an investment is in accordance with the Fund's investment objective of achieving a high level of current income and when such investment will not impair the Fund's ability to comply with requests for redemptions.

LOAN PARTICIPATION INTERESTS -- The Money Market Reserve Fund may purchase loan participation interests in all or part of specific holdings of corporate debt obligations. The issuer of such debt obligations is also the issuer of the loan participation interests into which the obligations have been apportioned. The Fund will purchase only loan participation interests issued by companies whose commercial paper is currently rated^ in the highest rating category by at least two NRSROs, generally S&P and Moody's (A-1 by S&P or P-1 by Moody's), or where such instrument is rated only by S&P or Moody's and not by any other NRSRO, such instrument is rated A-1 or P-1. Such loan participation interests will only be purchased from banks which meet the criteria for banks discussed above and registered broker-dealers or registered government securities dealers which have outstanding either commercial paper or other short-term debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligation is rated by only one NRSRO. Such banks and security dealers are not guarantors of the debt obligations represented by the loan participation interests, and therefore are not responsible for satisfying such debt obligations in the event of default. Additionally, such banks and securities dealers act merely as facilitators, with regard to repayment by the issuer, with no authority to direct or control repayment. The Fund will attempt to ensure that there is a readily available market for all of the loan participation interests in which it invests. The Fund's investments in loan participation interests for which there is not a readily available market are considered to be investments in illiquid securities.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Money Reserve Fund may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit issued by foreign banks and foreign branches of U.S. banks. The Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of trustees. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Fund may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

INSURANCE FUNDING AGREEMENTS -- The Fund may also invest in funding agreements issued by domestic insurance companies. Such funding agreements will only be purchased from insurance companies which have outstanding an issue of long-term debt securities rated AAA or AA by S&P, or Aaa or Aa by Moody's. In all cases, the Fund will attempt to obtain the right to demand payment, on not more than seven days' notice, for all or any part of the amount subject to the funding agreement, plus accrued interest. The Fund intends to execute its right to demand payment only as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio. The Fund's investments in funding agreements that do not have this demand feature, or for which there is not a readily available market, are considered to be investments in illiquid securities.

INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND

The Tax-Exempt Reserve Fund will attempt to achieve its objective by investing in short-term debt securities the interest on which is exempt from federal taxation, including short-term municipal obligations, such as tax anticipation notes, revenue anticipation notes and bond anticipation notes; tax-exempt commercial paper; and variable rate demand notes. It is the intention of this Fund to qualify to pay exempt-interest dividends for federal tax purposes. There can be no assurance that this Fund will qualify each year to pay exempt-interest dividends.

It is a fundamental policy of the Fund that, under normal market conditions, it will have at least 80% of its net assets invested in municipal obligations that, based on the opinion of counsel to the issuer, pay interest free from federal income tax. It is the Fund's present intention (but not a fundamental policy) to invest its assets so that substantially all of its annual income will be tax-exempt. This Fund may invest in municipal obligations whose interest income may be specially treated as a tax preference item under the alternative minimum tax ("AMT"). Securities that generate income that is a tax preference item may not be counted towards the 80% tax exempt threshold described above. Tax-exempt income may result in an indirect tax preference item for corporations, which may subject an investor to liability under the AMT depending on its particular situation. This Fund, however, will not invest more than 20% of its net assets in obligations the interest from which gives rise to a preference item for the purpose of the AMT and in other investments subject to federal income tax. Distributions from this Fund may be subject to state and local taxes.

Municipal  bonds purchased by the Fund must be rated by at least two NRSROs
- generally S&P and Moody's - in the highest rating category (AAA or AA by S&P or Aaa or Aa by Moody's), or by one NRSRO if such obligations are rated by only one NRSRO. Municipal notes or municipal commercial paper must be rated in the highest rating category by at least two NRSROs, or where the note or paper is rated only by one NRSRO, in the highest rating category by that NRSRO. If a security is unrated, the Fund may invest in such security if the Adviser determines, in an analysis similar to that performed by Moody's or S&P in rating similar securities and issuers, that the security is comparable to that eligible for investment by the Fund.

GUARANTEES -- In order to enhance the liquidity, stability or quality of a municipal obligation, the Fund may acquire a right to sell an obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by the Fund. These rights may be referred to as demand features, guarantees or puts, depending on their characteristics (collectively referred to as "Guarantees"), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party's ability to purchase the obligation from the Fund. The Fund will acquire Guarantees solely to facilitate portfolio liquidity and does not intend to exercise them for trading purposes. In considering whether an obligation meets the Fund's quality standards, the Fund may look to the creditworthiness of the party providing the right to sell or to the quality of the obligation itself. The acquisition of a Guarantee will not affect the valuation of the underlying obligation which will continue to be valued in accordance with the amortized cost method of valuation.

The Fund may not invest more than five percent of its net assets in securities subject to conditional demand features from, or securities directly issued by, the same institution. Rule 5b-2 of the Investment Company Act of 1940, which describes the treatment of guarantees in determining whether a mutual fund has a diversified portfolio of investments, provides that a Guarantee of a security issued by a guarantor is not a security issued by such guarantor provided that the value of all securities issued or guaranteed by the guarantor, and owned by a fund, does not exceed 10% of the total assets of the fund. Investments in securities with the same guarantor which exceed 10% of a fund's total assets are included for purposes of Rule 5b-2 diversification. In considering whether an obligation meets the Fund's quality standards, the Fund may look to the creditworthiness of the party permitting the valuation of the underlying obligation. These guidelines only apply immediately after the acquisition of a security.

Guarantees acquired by the Fund will have the following features: (1) they will be in writing and will be physically held by the Fund's custodian; (2) the Fund's rights to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Adviser's opinion present a minimal risk of default; (4) although Guarantees will not be transferable, municipal obligations purchased subject to such rights may be sold to a third party at any time, even though the right is outstanding; and (5) their exercise price will be (i) the Fund's acquisition cost (excluding the cost, if any, of the Guarantee) of the municipal obligations which are subject to the right (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.

TEMPORARY DEFENSIVE POSITION -- From time to time, on a temporary basis for defensive purposes, the Fund may also hold 100 % of its assets in cash or invest in taxable short term investments ("taxable investments"), including obligations of the U.S. government, its agencies or instrumentalities; commercial paper limited to obligations which are rated by at least two NRSROs - generally S&P and Moody's - in the highest rating category (A-1 by S&P and P-1 by Moody's), or by one NRSRO if such obligations are rated by only one NRSRO; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks meeting the criteria described in the discussion above in the "Investment Objectives and Policies" of the Money Market Reserve Fund; time deposits; and repurchase agreements with respect to any of the foregoing with registered broker-dealers, registered government securities dealers or banks.

OTHER POLICIES RELEVANT TO THE FUNDS

The Funds may enter into repurchase agreements and reverse repurchase agreements. (See Appendix A to this SAI for a discussion of these agreements and the risks involved with such transactions.) The Funds will enter into repurchase agreements and reverse repurchase agreements only with (i) banks which have total assets in excess of $4 billion and meet other criteria established by the board of trustees and (ii) with registered broker-dealers or registered government securities dealers which have outstanding either commercial paper or other debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligations are rated by only one NRSRO. INVESCO Capital Management, Inc. ("ICM") as investment adviser of the Funds, will monitor the creditworthiness of such entities in accordance with procedures adopted and monitored by the board of trustees. The Funds will enter into repurchase agreements whenever, in the opinion of ICM, such transactions would be advantageous to the Funds. Repurchase agreements afford an opportunity for the Funds to earn a return on temporarily available cash. The Funds will enter into reverse repurchase agreements only for the purpose of obtaining funds necessary for meeting redemption requests of shareholders. Interest earned by the Funds on repurchase agreements would not be tax-exempt, and thus would constitute taxable income.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Funds may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. Neither Fund will purchase any such security if the purchase would cause the Fund to invest more than 10% of its TOTAL assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the securities with the SEC and obtaining listing on a securities exchange or in the over the counter market.

WHEN-ISSUED/DELAYED   DELIVERY  --  Ordinarily,  the  Funds  buy  and  sell
securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

DIVERSIFICATION -- The Trust is a diversified investment company under the Investment Company Act of 1940 ("the 1940 Act"). Except as otherwise provided by
Section 5 of the 1940 Act and Rule 2a-7 promulgated under the 1940 Act, no more than 5% of the value of each Fund's total assets can be invested in the securities of any one issuer. This 5% issuer diversification restriction does not apply to cash, cash items, or government securities.

PORTFOLIO SECURITIES LOANS -- The Trust, on behalf of each of the Funds, may lend limited amounts of its portfolio securities (not to exceed 20% of a Fund's total assets) to broker-dealers or other institutional investors. Because there could be delays in recovery of loaned securities or even a loss of rights in collateral should the borrower fail financially, loans will be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. The Adviser will evaluate the creditworthiness of such borrowers in accordance with procedures adopted and monitored by the board of trustees. It is expected that the Trust, on behalf of the applicable Fund, will use the cash portions of loan collateral to invest in short-term income producing securities for the Fund's account and that the Trust may share some of the income from these investments with the borrower. See "Portfolio Securities Loans" at Appendix A to this SAI.

RISKS AND STRATEGIES

The Funds operate under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require the sale of any security from a portfolio of a Fund.

     The following restrictions are fundamental policies and may not be changed with respect to the Funds without the approval of the holders of a majority of
the outstanding voting securities of a Fund, as defined in the 1940 Act.   Each
of the Funds, unless otherwise indicated, may not:

     (1) invest in the securities of issuers (excluding (i) municipal obligations for the Tax-Exempt Fund only, (ii) bankers' acceptances, time deposits and certificates of deposit of domestic branches of U.S. banks and, as to the Money Fund only, U.S. branches of foreign banks and foreign branches of U.S. banks, provided that the U.S. branches are subject to sufficient regulation by government bodies that they can be considered U.S. banks, and the obligations of the foreign branches qualify as unconditional obligations of the U.S. parent, and (iii) U.S. government obligations) conducting their principal business activity in the same industry, if immediately after such investment the value of a Fund's investments in such industry would represent 25% or more of the value of such Fund's total assets. It should be noted that from time to time, the Tax-Exempt Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. The Tax-Exempt Fund may invest more than 25% of the value of its total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state;

     (2) as to 100% of the assets of each of the Funds, invest in the securities of any one issuer, other than U.S. government obligations, if immediately after such investment more than 5% of the value of a Fund's total assets, taken at market value, would be invested in such issuer;

     (3) underwrite securities of other issuers, except insofar as it may technically be deemed an "underwriter" under the Securities Act of 1933, as amended, in connection with the disposition of a Fund's portfolio securities;

     (4)  invest  in  companies  for  the  purpose  of  exercising   control  or
management;

     (5) issue any class of senior securities or borrow money, except borrowings from banks for temporary or emergency purposes not in excess of 10% of the value of a Fund's net assets (not including the amount borrowed) at the time the money is borrowed. The Funds are permitted to borrow money only for the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities. Borrowing is allowed as long as the cost of borrowing is less than the income which would be lost should securities be sold to meet the redemption requests. While in a borrowed position (including reverse repurchase agreements), the Funds may not make purchases of securities. The Funds may enter into reverse repurchase agreements only for the purpose of obtaining funds necessary for meeting redemption requests;

     (6) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held except to secure funds borrowed and then only to an extent not greater than 10% of the value of the applicable Fund's total assets;

     (7) make short sales of securities or maintain a short position;

     (8) purchase securities on margin, except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities;

     (9) purchase or sell real estate or interests in real estate;

     (10) purchase or sell commodities or commodity contracts;

     (11) make loans to other persons, provided that a Fund may purchase debt obligations consistent with its investment objectives and policies, may lend limited amounts (not to exceed 20% of its total assets) of its portfolio securities to broker-dealers or other institutional investors, and may enter into repurchase agreements;

     (12) purchase securities of other investment companies except (i) in connection with a merger, consolidation, acquisition or reorganization, or (ii) by purchase in the open market of securities of open-end investment companies involving only customary brokers' commissions and only if immediately thereafter
(i) no more than 3% of the voting securities of any one investment company are owned by a Fund, (ii) no more than 5% of the value of the total assets of a Fund would be invested in any one investment company, and (iii) no more than 10% of the value of the total assets of a Fund would be invested in the securities of such investment companies. Subject to these conditions, the Funds intend to invest only in no-load money market funds not advised by the Adviser or any company affiliated with the adviser which meet the requirements of Rule 2a-7 and which do not incur any distribution expenses. Investors in the Funds should note that such no-load money market funds will pay an advisory fee and incur other operational expenses;

     (13) enter into repurchase agreements if more than 10% of the applicable Fund's net assets will be invested in repurchase agreements and in participation interests without demand features, time deposits having a stated maturity greater than seven days, securities having legal or contractual restrictions on resale, securities for which there is no readily available market, or in other illiquid securities. The term "illiquid securities" includes any security which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. A security is considered illiquid if a Fund cannot receive the amount at which it values the instrument within seven days.

     Additional investment restrictions adopted by the Trust on behalf of each of the Funds, which may be changed by the trustees at their discretion, provide that the Funds will not:

     (a) write, purchase or sell puts, calls, straddles, spreads or combinations thereof. However, in order to enhance the liquidity of a municipal obligation, the Tax-Exempt Fund may acquire Guarantees;

     (b) purchase or sell interests in oil, gas or other mineral leases or exploration or development programs. A Fund, however, may purchase or sell securities issued by entities which invest in such interests;

     (c) invest more than 5% of a Fund's total assets in securities of companies having a record, together with predecessors, of less than three years of continuous operation;

     (d) purchase or sell warrants;

     (e) purchase or retain the securities of any issuer if any individual officers and trustees/directors of the Trust, the Adviser, or any subsidiary thereof owns individually more than 0.5% of the securities of that issuer and if all such officers and trustees/directors together own more than 5% of the securities of that issuer;

     (f) engage in arbitrage transactions.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

     INVESCO Capital Management, Inc., a Delaware corporation ("ICM") located in Atlanta, Georgia, is the Trust's investment adviser. ICM also has an advisory office in Coral Gables, Florida and a marketing and client service office in San Francisco. ICM is the sole shareholder of INVESCO Services, Inc., a registered broker-dealer. ICM was founded in _______ and serves as investment adviser to:

          INVESCO Value Trust
          INVESCO Variable Total Return Fund
          Target Portfolio Trust Large Capitalization Value Portfolio The Chaconia Growth and Income Fund

     ICM manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds. As of December 31, 1998, ICM managed ____ mutual funds having combined assets of $_____, consisting of ___ portfolios on behalf of more than _______ shareholders. ICM is an indirect, wholly-owned subsidiary of AMVESCAP PLC. AMVESCAP PLC, a publicly-traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world with approximately $275 billion in assets under management on December 31, 1998.

     AMVESCAP PLC's North American subsidiaries include:

     INVESCO Retirement and Benefit Services, Inc. ("IRBS"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

     INVESCO Retirement Plan Services ("IRPS"), Atlanta, Georgia, a division of IRBS, provides recordkeeping and investment selection services to defined contribution plan sponsors of plans with between $2 million and $200 million in assets. Additionally, IRPS provides investment consulting services to institutions seeking to provide retirement plan products and services.

     Institutional Trust Company doing business as INVESCO Trust Company ("ITC"), Denver, Colorado, a division of IRBS, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. ITC acts as trustee or custodian to these plans.

     INVESCO Management & Research, Inc., Boston, Massachusetts, primarily manages pension and endowment accounts.

     PRIMCO Capital Management, Inc., Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

     INVESCO Realty Advisors, Inc., Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

     INVESCO (NY), Inc., New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY also offers the opportunity for its clients to invest both directly and indirectly through partnerships in primarily private investments or privately negotiated transactions. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts. INVESCO NY specializes in the fundamental research investment approach, with the help of quantitative tools.

     A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of variable insurance companies.

     A I M Distributors, Inc. and Fund Management Trust, Houston, Texas are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

ICM serves as investment adviser to the Funds under an investment advisory agreement dated ______________ (the "Agreement") with the Trust which was last approved by the board of trustees for a term expiring May 15, 1999. The board vote was cast in person, at a meeting called for this purpose, by a majority of the trustees of the Trust, including a majority of the trustees who are not "interested persons" of the Trust or ICM ("Independent Trustees"). Shareholders of each Fund approved the Agreement on January 31, 1997.

The Agreement may be continued from year to year if each such continuance is specifically approved at least annually by the board of trustees of the Trust, or by a vote of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of each Fund. Any continuance also must be approved by a majority of the Trust's Independent Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of an assignment to the extent required by the 1940 Act and the rules thereunder.

The Agreement requires that ICM manage the investment portfolio of each Fund in a way that conforms with each Fund's investment policies. ICM may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of ICM, to do so. Specifically, ICM is responsible for:

   o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

   o maintaining a continuous investment program for the Funds, consistent with
     (i) each Fund's investment policies as set forth in the Trust's Bylaws, and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Trust's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

   o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the trustees of the Trust, and executing transactions accordingly;

   o providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the Adviser or any Sub-Adviser;

   o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

   o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

ICM and INVESCO Funds Group, Inc. ("INVESCO"), as adviser and administrator of the Funds, respectively, perform all of the following services for the Funds:

    o administrative

    o internal accounting (including computation of net asset value)

    o clerical and statistical

    o secretarial

    o all other services necessary or incidental to the administration of the affairs of the Funds

    o supplying the Trust with officers, clerical staff and other employees

    o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts

    o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including the prospectus, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds)

    o supplying basic telephone service and other utilities

    o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.


Expenses not assumed by ICM are borne by the Funds. As compensation for its advisory services to the Trust, ICM receives a monthly fee from each Fund. The fee is calculated at the average rate of 0.25% of each Fund's average net assets.

During the fiscal years ended DECEMBER 31, 1998, 1997 and 1996, the Funds paid ICM advisory fees in the dollar amounts shown below.


                                    1998           1997           1996
                                    ----           ----           ----

Treasurer's Money                  $141,183      $256,934       $337,832
Market Reserve Fund

Treasurer's Tax-Exempt             $ 79,720      $ 49,547       $ 58,191
Reserve  Fund


ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant
to  an   Administrative   Services   Agreement  dated  February  28,  1997.  The

Administrative Services Agreement was approved on November 6, 1996, at a meeting called for that purpose, by a vote cast in person by all of the trustees of the Trust, including all of the Independent Trustees of the Trust.

The Administrative Services Agreement was for an initial term expiring in one year and has been extended by action of the board of trustees through MAY 15, 1999. The Administrative Services Agreement may be continued from year to year as long as each such continuance is specifically approved by the board of trustees of the Trust, including a majority of the Trust's Independent Trustees. The Administrative Services Agreement may be terminated at any time without penalty by INVESCO on sixty (60) days' written notice, or by the Funds upon thirty (30) days' written notice, and ends automatically in the event of an assignment unless the Trust's board of Trustees, including a majority of the Trust's Independent Trustees, approves such assignment.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

     o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

     o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

The Administrative Services Agreement provides that the Funds pay INVESCO an annual base fee per Fund of $10,000 plus an additional incremental fee computed daily and paid monthly, by each Fund, at an annual rate of 0.015% of the average net assets of each Fund. The Funds themselves paid no administrative services fees to INVESCO; those expenses were absorbed and paid by ICM pursuant to its Advisory Agreement with the Trust.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated February 28, 1997 which was approved by the board of trustees of the Trust on November 6, 1996 for an initial term expiring in one year, and has been extended by action of the board of trustees through MAY 15, 1999. The Transfer Agency Agreement may be continued from year to year as long as such continuance is specifically approved at least annually by the board of trustees of the Trust, including a majority of the Trust's Independent Trustees. The Transfer Agency Agreement may be terminated at any time without penalty by either party upon sixty (60) days' written notice and terminates automatically in the event of assignment.

The Transfer Agency Agreement provides that the Funds pay INVESCO an annual fee of $50.00 per shareholder account, with a minimum fee of $5,000 per Fund. This fee is paid monthly at 1/12 of the annual fee and is based upon the actual number of shareholder accounts in a Fund at any time during each month. The Funds themselves paid no transfer agency fees to INVESCO; those expenses were absorbed and paid by ICM pursuant to its Advisory Agreement with the Trust.

TRUSTEES AND OFFICERS

The overall direction and supervision of the Trust come from the board of trustees. The board of trustees is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of trustees has an audit committee comprised of four of the trustees who are not affiliated with INVESCO (the "Independent Trustees"). The committee meets quarterly with the Trust's independent accountants and officers to review accounting principles used by the Trust, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Trust has a management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Trust, and to review legal and operational matters which have been assigned to the committee by the board of trustees, in furtherance of the board of trustees' overall duty of supervision.

The Trust has a soft dollar brokerage committee. The committee meets periodically to review soft dollar brokerage transactions by the Funds, and to review policies and procedures of the Funds' adviser with respect to soft dollar brokerage transactions. It reports on these matters to the Trust's board of trustees.

The Trust has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivatives usage by the Funds and the procedures utilized by the Funds' adviser to ensure that the use of such instruments follows the policies on such instruments adopted by the Trust's board of trustees. It reports on these matters to the Trust's board of trustees.

The officers of the Trust, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Trust and the Funds. The officers of the Trust receive no direct compensation from the Trust for their services as officers. The investment adviser for the Funds has the primary responsibility for making investment decisions on behalf of the Funds.

All of the officers and trustees of the Trust hold comparable positions with the following funds, which, with the Trust, are collectively referred to as the INVESCO Funds:

     INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
     INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible Funds, Inc.)
     INVESCO Diversified Funds, Inc.
     INVESCO Emerging Opportunity Funds, Inc.
     INVESCO Equity Income Fund, Inc. (formerly, INVESCO Industrial Income Fund, Inc.)
     INVESCO Growth Funds, Inc. (formerly, INVESCO Growth Fund, Inc.)
     INVESCO International Funds, Inc.

     INVESCO Money Market Funds, Inc.
     INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.) INVESCO Specialty Funds, Inc.
     INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
     INVESCO Tax-Free Income Funds, Inc.
     INVESCO Value Trust
     INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Trust's trustees and officers. Unless otherwise indicated, the address of the trustees and officers is P.O. BOX 173706, DENVER, CO 80217-3706. Their affiliations represent their principal occupations.

Name, Address, and Age           Position(s) Held With        Principal Occupation(s) During
                                 Funds                        Past Five Years
Charles W. Brady *+              Trustee and Chairman         Chairman of the Board of
1315 Peachtree St., N.E.         of the Board                 INVESCO Global Health Sciences
Atlanta, Georgia                                              Fund; Chief Executive Officer
Age:  62                                                      and Director of AMVESCAP PLC,
                                                              London, England and various
                                                              subsidiaries of AMVESCAP PLC

Fred A. Deering +#               Trustee and Vice             Trustee of INVESCO Global
Security Life Center             Chairman of the Board        Health Sciences Fund; formerly,
1290 Broadway                                                 Chairman of the Executive
Denver, Colorado                                              Committee and Chairman of the
Age:  70                                                      Board of Security Life of
                                                              Denver Insurance Company;
                                                              Director of ING American
                                                              Holdings Company and First ING
                                                              Life Insurance Company of New
                                                              York.

Name, Address, and Age           Position(s) Held With        Principal Occupation(s) During
                                 Funds                        Past Five Years

Mark H. Williamson *+            President, Chief             President, Chief Executive
7800 E. Union Avenue             Executive Officer and        Officer and Director of INVESCO
Denver, Colorado                 Trustee                      Distributors, Inc.; President,
Age:  47                                                      Chief Executive Officer and
                                                              Director of INVESCO Funds
                                                              Group, Inc.; President and
                                                              Chief Operating Officer of
                                                              INVESCO Global Health Sciences
                                                              Fund; formerly, Chairman and
                                                              Chief Executive Officer of
                                                              NationsBanc Advisors, Inc.;
                                                              formerly, Chairman of
                                                              NationsBanc Investments, Inc.

Victor L. Andrews, Ph.D.         Trustee                      Professor Emeritus, Chairman
**!                                                           Emeritus and Chairman of the
34 Seawatch Drive                                             CFO Roundtable of the
Savannah, Georgia                                             Department of Finance of
Age:  67                                                      Georgia State University;
                                                              President, Andrews Financial
                                                              Associates, Inc. (consulting
                                                              firm); formerly, member of the
                                                              faculties of the Harvard
                                                              Business School  and the Sloan
                                                              School of  Management of MIT;
                                                              Director of The  Sheffield
                                                              Funds, Inc.

Name, Address, and Age           Position(s) Held With        Principal Occupation(s) During
                                 Funds                        Past Five Years

Bob R. Baker +**                 Trustee                      President and Chief Executive
AMC Cancer Research Center                                    Officer of AMC Cancer Research
1600 Pierce Street                                            Center, Denver, Colorado, since
Denver, Colorado                                              January 1989; until
Age:  61                                                      mid-December 1988, Vice
                                                              Chairman of the Board of First
                                                              Columbia Financial Corporation,
                                                              Englewood, Colorado; formerly,
                                                              Chairman of the Board and Chief
                                                              Executive Officer of First
                                                              Columbia Financial Corporation

Lawrence H. Budner # @           Trustee                      Trust Consultant; prior to June
7608 Glen Albens Circle                                       30, 1987, Senior Vice President
Dallas, Texas                                                 and Senior Trust Officer of
Age:  67                                                      InterFirst Bank, Dallas, Texas

Name, Address, and Age           Position(s) Held With        Principal Occupation(s) During
                                 Funds                        Past Five Years

Wendy L. Gramm**!                Trustee                      Self-employed (since 1993);
4201 Yuma Street, N.W.                                        Professor of Economics and
Washington, DC                                                Public Administration,
Age: 54                                                       University of Texas at
                                                              Arlington; formerly, Chairman,
                                                              Commodity Futures Trading
                                                              Commission; Administrator for
                                                              Information and Regulatory
                                                              Affairs at the Office of
                                                              Management and Budget;
                                                              Executive Director of the
                                                              Presidential Task Force on
                                                              Regulatory Relief; and Director
                                                              of the Federal Trade
                                                              Commission's Bureau of
                                                              Economics;  also, Director of
                                                              Chicago Mercantile Exchange,
                                                              Enron Corporation, IBP, Inc.,
                                                              State Farm Insurance Company,
                                                              Independent Women's Federal Forum,
                                                              International Republic
                                                              Institute, and the Republican
                                                              Women's Federal Forum;  also,
                                                              Member of Board of Visitors, College
                                                              of Business Administration,
                                                              University of Iowa, and Member
                                                              of Board of Visitors, Center
                                                              for Study of Public Choice,
                                                              George Mason University

Name, Address, and Age           Position(s) Held With        Principal Occupation(s) During
                                 Funds                        Past Five Years

Kenneth T. King +#@              Trustee                      Formerly, Chairman of the Board
4080 North Circulo                                            of The Capitol Life Insurance
Manzanillo                                                    Company, Providence Washington
Tucson, Arizona                                               Insurance Company and Director
Age:  72                                                      of numerous U.S. subsidiaries
                                                              thereof; formerly, Chairman of
                                                              the Board of The Providence
                                                              Capitol Companies in the United
                                                              Kingdom and Guernsey; Chairman
                                                              of the Board of the Symbion
                                                              Corporation until 1987

John W. McIntyre + #@            Trustee                      Retired. Formerly, Vice
7 Piedmont Center                                             Chairman of the Board of
Suite 100                                                     Directors of the Citizens and
Atlanta, Georgia                                              Southern Corporation and
Age: 69                                                       Chairman of the Board and Chief
                                                              Executive Officer of the
                                                              Citizens and Southern Georgia
                                                              Corp. and the Citizens and
                                                              Southern National Bank; Trustee
                                                              of INVESCO Global Health
                                                              Sciences Fund,  Gables
                                                              Residential Trust, Employee's
                                                              Retirement System of GA, Emory
                                                              University and J.M. Tull
                                                              Charitable Foundation; Director
                                                              of Kaiser Foundation Health
                                                              Plans of Georgia, Inc.

Name, Address, and Age           Position(s) Held With        Principal Occupation(s) During
                                 Funds                        Past Five Years

Larry Soll, Ph.D.!**             Trustee                      Retired.  Formerly, Chairman of
345 Poorman Road                                              the Board (1987 to 1994), Chief
Boulder, Colorado                                             Executive Officer (1982 to 1989
Age:  55                                                      and 1993 to 1994) and President
                                                              (1982 to 1989) of Synergen
                                                              Inc.; Director of Synergen
                                                              since incorporation in 1982;
                                                              Director of Isis
                                                              Pharmaceuticals, Inc.; Trustee
                                                              of INVESCO Global Health
                                                              Sciences Fund

Glen A. Payne                    Secretary                    Senior Vice President, General
7800 E. Union Avenue                                          Counsel and Secretary of
Denver, Colorado                                              INVESCO Funds Group, Inc.;
Age:  50                                                      Senior Vice President,
                                                              Secretary and General Counsel
                                                              of INVESCO Distributors, Inc.;
                                                              Secretary, INVESCO Global
                                                              Health Sciences Fund; formerly,
                                                              General Counsel of INVESCO
                                                              Trust Company (1989-1998);
                                                               formerly, employee of a U.S.
                                                              regulatory agency, Washington,
                                                              D.C. (June 1973 through May
                                                              1989)

Name, Address, and Age           Position(s) Held With        Principal Occupation(s) During
                                 Funds                        Past Five Years

Ronald L. Grooms                 Treasurer                    Senior Vice President and
7800 E. Union Avenue                                          Treasurer of INVESCO Funds
Denver, Colorado                                              Group, Inc.; Senior Vice
Age:  51                                                      President and Treasurer of
                                                              INVESCO Distributors, Inc.;
                                                              Treasurer, Principal Financial
                                                              and Accounting Officer, INVESCO
                                                              Global Health Sciences Fund;
                                                              and formerly, Senior Vice
                                                              President and Treasurer of
                                                              INVESCO Trust Company
                                                              (1988-1998)

#    Member of the audit committee of the Trust.

+    Member  of the  executive  committee  of the  Trust.  On  occasion,  the executive committee acts upon the current and ordinary business of the Trust between meetings of the board of trustees. Except for certain powers which, under applicable law, may only be exercised by the full board of trustees, the executive committee may exercise all powers and authority of the board of trustees in the management of the business of the Trust. All decisions are subsequently submitted for ratification by the board of trustees.

* These trustees are "interested persons" of the Trust as defined in the 1940 Act.

**   Member of the management liaison committee of the Trust.

@    Member of the soft dollar brokerage committee of the Trust.

!    Member of the derivatives committee of the Trust.

The following table shows the compensation paid by the Trust to its independent trustees for services rendered in their capacities as trustees of the Trust; the benefits accrued as Trust expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these trustees upon retirement as a result of their service to the Trust, all for the fiscal year ended December 31, 1998.

In addition, the table sets forth the total compensation paid by all of the mutual funds distributed by INVESCO Funds Group, Inc. (including the Trust), and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Funds") to these trustees for services rendered in their capacities as trustees or directors during the year ended December 31, 1998. As of December 31, 1998, there were 16 funds in the INVESCO Funds.


Name of Person                                 Aggregate Compen-      Benefits Accrued     Estimated Annual      Total Compensa-
and Position                                   sation from Trust(1)   As Part of Trust     Benefits Upon         tion From
                                                                      Expenses(2)          Retirement(3)         INVESCO Funds
                                                                                                                 Paid To Trustees
-----------------------------------------------------------------------------------------------------------------------------------
Fred A. Deering,                                     $  2,172             $    227          $    153               $103,700
Vice Chairman of the
Board
------------------------------------------------------------------------------------------------------------------------------------
Victor L. Andrews                                       2,149                  217               169                 80,350
------------------------------------------------------------------------------------------------------------------------------------
Bob R. Baker                                            2,166                  194               226                 84,000
------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Budner                                      2,144                  217               169                 79,350
------------------------------------------------------------------------------------------------------------------------------------
Daniel D. Chabris(4)                                    1,622                  222               139                 70,000
------------------------------------------------------------------------------------------------------------------------------------
Wendy Gramm                                             2,143                    0                 0                 79,000
------------------------------------------------------------------------------------------------------------------------------------
Kenneth T. King                                         2,133                  231               139                 77,050
------------------------------------------------------------------------------------------------------------------------------------
John W. McIntyre                                        2,144                    0                 0                 98,500
------------------------------------------------------------------------------------------------------------------------------------
Larry Soll                                              2,138                    0                 0                 96,000
------------------------------------------------------------------------------------------------------------------------------------
Total                                                  18,811                1,308               995                767,950
------------------------------------------------------------------------------------------------------------------------------------
% of Net Assets                                     0.0249%(5)           0.0017%(5)                               0.0035%(6)
------------------------------------------------------------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairmen of the Funds' committees who are Independent Trustees, and the members of the Funds' committees who are Independent Trustees, each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Trustees.

(2) Represents  estimated   benefits   accrued   with  respect  to  the  Defined
Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the trustees.

(3) These amounts represent the Trust's share of the estimated annual benefits payable by the INVESCO Funds upon the trustees' retirement, calculated using the current method of allocating trustee compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72 and that the basic retainer payable to the trustees will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Funds, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective trustees. This results in lower estimated benefits for trustees who are closer to retirement and higher estimated benefits for trustees who are further from retirement. With the exception of Drs. Soll and Gramm, each of these trustees has served as a director/trustee of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Although Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, he will not be included in the calculation of retirement benefits until November 1, 1999.

(4) Mr. Chabris retired as a trustee of the Trust on September 30, 1998.

(5) Totals as a percentage of the Trust's net assets as of December 31, 1998.

(6) Total as a percentage of the net assets of the INVESCO Funds as of December 31, 1998.

Messrs. Brady and Williamson, as "interested persons" of the Trust, and the other funds and investment companies in the INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any trustee's fees or other compensation from the Trust or the other funds in the INVESCO Funds for their service as trustees.

The boards of  directors/trustees  of the mutual funds in the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors and Trustees of the funds. Under this Plan, each director or trustee who is not an interested person of the funds (as defined in the 1940
Act) and who has served for at least five years (a "qualified director/trustee") is entitled to receive, upon termination of service as a director/trustee (normally, at the retirement age of 72 or the retirement age of 73 or 74, if the retirement date is extended by the boards for one or two years, but less than three years), continuation of payment for one year (the "First Year Retirement Benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the qualified director/trustee at the time of his retirement (the "Basic Benefit"). Commencing with any such director's/trustee's second year of retirement, and commencing with the first year of retirement of a director/trustee whose retirement has been extended by the board for three years, a qualified director/trustee shall receive quarterly payments at an annual rate equal to 50% of the Basic Benefit. These payments will continue for the remainder of the qualified director's/trustee's life or ten years, whichever is longer (the "Reduced Benefit Payments"). If a qualified director/trusteee dies or becomes disabled after age 72 and before age 74 while still a director/trustee of the funds, the First Year Retirement Benefit and Reduced Benefit Payments will be made to him/her or to his/her beneficiary or estate. If a qualified director/trustee becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director/ trustee of the funds, the director/trustee will not be entitled to receive the First Year Retirement Benefit; however, the Reduced Benefit Payments will be made to his/her beneficiary or estate. The Plan is administered by a committee of three directors/trustees who are also participants in the plan and one director/trustee who is not a plan participant. The cost of the plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under the plan to Mr. Chabris as of October 1, 1998. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of
the      compensation      which      they      would      otherwise        have
been paid as directors of selected INVESCO Funds. The deferred amounts are being invested in the shares of certain INVESCO Funds. Each Independent Director is, therefore, an indirect owner of shares of certain INVESCO Funds.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDER

As of January 31, 1999, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership constitutes a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Money Market Reserve Fund

--------------------------------------------------------------------------------
   Name and Address               Basis of Ownership            Percentage Owned
                                  (Record/Beneficial)
================================================================================

--------------------------------------------------------------------------------
Teamsters Local Union 918              Record                        17.61
Welfare Fund
2137-2147 Utica Avenue
Brooklyn, NY 11234-3827
--------------------------------------------------------------------------------
GA Amateur Athletics FDN Inc.          Record                         9.56
c/o Robert F. McCullough,
INVESCO
1315 Peachtree St., N.E.
Suite 500
Atlanta, GA 30309-3503
--------------------------------------------------------------------------------
WSU Endowment                          Record                         8.38
Association
1845 Fairmount
Wichita, KS 67260-0001
--------------------------------------------------------------------------------
INVESCO Capital                        Record                         6.38
Management, Inc.,
Attn:  Natalie Wilson
1315 Peachtree St.,
N.E.
Suite 300
Atlanta, GA 30309-3503
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
   Name and Address               Basis of Ownership            Percentage Owned
                                  (Record/Beneficial)
================================================================================
Bank of New York                       Record                        6.27
Sheet Metal Workers
Health Plan A Trust
Acct #5618177-000
700 S. Flower, Suite 200
Los Angeles, CA
90017-4104
--------------------------------------------------------------------------------
Georgia Branch                         Record                        5.40
Associated
General Contractors of
America
P.O. Box 492349
--------------------------------------------------------------------------------

TAX-EXEMPT RESERVE FUND

-------------------------------------------------------------------------------
   Name and Address              Basis of Ownership            Percentage Owned
                                 (Record/Beneficial)
--------------------------------------------------------------------------------
J B Fuqua                              Beneficial                   12.31
Suite 5000
1201 W. Peachtree St.,
N.W.
Atlanta, GA 30309-3467
-------------------------------------------------------------------------------
Fuqua Family Fund LP                   Record                       10.98
Attn John Wright
Suite 5000
1201 West Peachtree
St., N.E.
Atlanta, GA 30309-3467
-------------------------------------------------------------------------------
Willis M. Everett III                  Beneficial                   10.61
Cottage 89
P.O. Box 30832
Sea Island, GA
31561-0832
-------------------------------------------------------------------------------
Alice H. Richards                      Beneficial                   10.02
P. O. Box 400
Carrollton, GA
30117-0400
-------------------------------------------------------------------------------

------------------------------------------------------------------------------
   Name and Address               Basis of Ownership            Percentage Owned
                                  (Record/Beneficial)
================================================================================

J Rex Fuqua                            Record                       8.76
c/o Fuqua Capital
Corporation
1201 W. Peachtree St.,
N.W.
Suite 5000
Atlanta, GA 30309-3467
--------------------------------------------------------------------------------
Realan Capital                         Record                       8.34
Corporation
1201 W. Peachtree St.,
N.E.
Suite 5000
Atlanta, GA 30309-3467
--------------------------------------------------------------------------------
Thomas L. Shields Jr.                  Beneficial                   7.21
1750 W. Sussex
Atlanta, GA 30306-3013
--------------------------------------------------------------------------------

As of February 17, 1999, officers and trustees of the Trust, as a group, beneficially owned less than 1% of any Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly-owned subsidiary of INVESCO, is the distributor of the Funds.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers  LLP, 950  Seventeenth  Street, Denver,  Colorado,    are
the independent accountants of the Trust. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

United Missouri Bank of Kansas City, N.A. is the custodian of the portfolio securities and cash of the Funds. The custodian may use the services of foreign sub-custodians. Such foreign sub-custodians will be selected in accordance with the provisions of Rule 17f-5 (or any successor rule) promulgated under the 1940 Act.

TRANSFER AGENT

INVESCO  Funds Group,  Inc., 7800 E.  Union  Avenue,  Denver,  Colorado  is  the
Trust's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, Washington, D.C., is legal counsel for the Trust. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell, Denver, Colorado, acts as special counsel to the Trust.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, ICM places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the brokers and dealers and the ability of the broker-dealers to effect transactions at the best available prices.

Consistent with the standard of seeking to obtain the best qualitative execution on portfolio transactions, ICM may select brokers that provide research services to ICM and the Trust, as well as other accounts managed by ICM. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to ICM in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by ICM in servicing all of its accounts and not all such services may be used by ICM in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of ICM.

Because the securities that the Funds invest in are generally traded on a principal basis, it is unusual for a Fund to pay any brokerage commissions. The Funds paid no brokerage commissions for the fiscal years ended December 31, 1998, 1997 and 1996. For the fiscal year ended December 31, 1998, brokers providing research services received $0 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $0. Commissions totaling $0 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended December 31, 1998. At December 31, 1998, each Fund held debt securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
           Fund                     Broker or Dealer         Value of Securities
                                                            at December 31, 1998
================================================================================
Treasurer's Money Market Reserve    United Missouri Bank       $3,742,034.95
-------------------------------------------------------------------------------
Treasurer's Tax-Exempt Reserve      United Missouri Bank       $1,564,176.71
-------------------------------------------------------------------------------

Neither ICM nor any affiliate of ICM receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between ICM or any person affiliated with ICM or the Funds and any broker or dealer that executes transactions for the Funds.

CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares of common stock with no par value.

All shares of each Fund are of one class with equal rights as to voting, dividends and liquidation. All shares issued and outstanding are, and all shares offered hereby, when issued, will be, fully paid and nonassessable. The board of trustees has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Trust have equal voting rights based on one vote for each share owned. The Trust is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Trust or as may be required by applicable law or the Trust's Declaration of Trust, the board of trustees will call special meetings of shareholders.

Trustees may be removed by action of the holders of a majority of the outstanding shares of the Trust. The Funds will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Trust voting for the election of trustees of the Trust can elect 100% of the trustees if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of trustees will not be able to elect any person or persons to the board of trustees.
Trustees may be removed by action of the holders of a majority of the outstanding shares of the Trust.

TAX CONSEQUENCES OF OWNING SHARES OF THE FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company in the fiscal year ended December 31, 1998, and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income. As a result of this policy and the Funds' qualifications as regulated investment companies, it is anticipated that neither of the Funds will pay federal income or excise taxes and that the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not qualify as a regulated investment company, it will be subject to corporate tax on its net investment income at the corporate tax rates. If a Fund does not distribute all of its net investment income, it will be subject to income and excise tax on the amount that is not distributed.

The  Treasurer's   Tax-Exempt  Reserve  Fund  intends  to  qualify  to  pay
"exempt-interest dividends" to its shareholders. The Fund will qualify if at least 50% of its total assets are invested in municipal securities at the end of each quarter of the Fund's fiscal year. The exempt interest portion of the monthly income dividend may be based on the ratio of that Fund's tax-exempt income to taxable income for the entire fiscal year. The ratio is calculated and reported to shareholders at the end of each fiscal year of the Fund. The tax-exempt portion of any particular dividend may be based on the tax-exempt portion of all distributions for the year, rather than on the tax-exempt portion of that particular dividend. A corporation includes exempt-interest dividends in calculating its alternative minimum taxable income in situations where the adjusted current earnings of the corporation exceed its alternative minimum taxable income.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds or industrial development bonds should consult their tax advisers before purchasing shares of the Tax-Exempt Fund because, for users of certain of these facilities, the interest on such bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

The Funds' investment objectives and policies, including their policy of attempting to maintain a net asset value of $1.00 per share, make it unlikely that any capital gains will be paid to investors. However, the Fund cannot guarantee that such a net asset value will be maintained. Accordingly, a shareholder may realize a capital gain or loss upon redemption of shares of a Fund. Capital gain or loss on shares held for one year or less is classified as short-term capital gain or loss while capital gain or loss on shares held for more than one year is classified as long-term capital gain or loss. Any loss realized on the redemption of fund shares held for six months or less is nondeductible to the extent of any exempt-interest dividends paid with respect to such shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on December 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total returns for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $10,000 investment in a Fund, assuming reinvestment of all dividends for the periods cited.

Cumulative  total return  shows the actual rate of return on an  investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. More information about the Funds' recent and historical performance is contained in the Trust's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the phone number or address on the back cover of the Funds' prospectus.

We may also advertise a Fund's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 1998 the Money Reserve Fund's current and effective yields were 5.42% and 5.57%, respectively; the Tax-Exempt Reserve Fund's current and effective yields were 3.86% and 3.94%, respectively.

When we quote mutual fund rankings published by Lipper, Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods ended December 31, 1998 was:


Name of Fund                            1 Year         5 Year          10 Year

Money Market Reserve Fund                5.46%          5.24%           5.65%
Tax-Exempt Reserve Fund                  3.49%          3.48%           3.96%

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               P(1 + T)/n/ = ERV


where:    P = a hypothetical initial payment of $10,000
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including
certificates  of  deposit,   may  be  provided  to  prospective   investors  and
shareholders.

In conjunction  with  performance  reports  and/or  analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Trust, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper, Inc.; or (iii) by other recognized analytical services. The Lipper, Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the ________________ mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

American Association of Individual Investors' Journal
Banxquote
Barron's
Business Week
CDA Investment Technologies
CNBC
CNN
Consumer Digest
Financial Times
Financial World
Forbes
Fortune
Ibbotson Associates, Inc.
Institutional Investor
Investment Trust Data, Inc.
Investor's Business Daily

Kiplinger's Personal Finance
Lipper Analytical Services, Inc.'s Mutual Fund
  Performance Analysis
Money
Morningstar
Mutual Fund Forecaster
No-Load Analyst
No-Load Fund X
Personal Investor
Smart Money
The New York Times
The No-Load Fund Investor
U.S. News and World Report
United Mutual Fund Selector
USA Today
The Wall Street Journal
Wiesenberger Investment Companies Services
Working Woman
Worth


FINANCIAL STATEMENTS

The financial statements for the Trust for the fiscal year ended December 31, 1998 are incorporated herein by reference from the Trust's Annual Report to Shareholders dated December 31, 1998.

                         PART C. OTHER INFORMATION

Item 23.    Exhibits

            (a)  (i)    Declaration of Trust of Registrant.(4)

            (b)   Bylaws as of July 21, 1993.(2)

            (c)   Not applicable.

            (d)   (i)   Investment Advisory Agreement between Registrant and
                  INVESCO Capital Management Inc. dated February 28, 1997.(2)

            (e)   (i)   General Distribution Agreement between Registrant and
                  INVESCO Services, Inc. dated February 28, 1997.(2)

                  (ii) General Distribution Agreement between Registrant and INVESCO Funds Group, Inc. dated May 15, 1997.(3)

                  (iii) General Distribution Agreement between Registrant and INVESCO Distributors, Inc. dated September 30, 1997.(3)

             (f)  (i)   Defined Benefit Deferred Compensation Plan for Non-
                  Interested Directors and Trustees.(2)

                  (ii)  Amended   Defined   Benefit   Deferred Compensation Plan
                  for Non-Interested Directors and Trustees.

             (g)  (i)   Custody Agreement between Registrant and United Missouri
                        Bank of Kansas City, N.A. dated August 31, 1989.(4)

             (h ) (i) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

                  (ii ) Indemnification Agreement between INVESCO Capital
                        Management, L.P. and each of the Trustees of the Registrant.(2)

                  (iii) Administrative Services Agreement between Registrant and
                        INVESCO Funds Group, Inc. dated February 28, 1997.(2)

              (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.(4)

              (j) Consent of Independent Accountants.

              (k) Not applicable.

              (l) Not applicable.

              (m) Not Applicable.

              (n) (i) Financial Data Schedule for the year ended Decembert 31, 1998 for the Treasurers Money Market Reserve Fund.

                  (ii) Financial Data Schedule for the year ended December 31, 1998 for the Treasurers Tax-Exempt Reserve Fund.

               (o) Not applicable.

(1)Previously filed on EDGAR with Post-Effective Amendment No. 16 to the Registration Statement on April 23, 1996, and incorporated by reference herein.
(2)Previously filed on EDGAR with Post-Effective Amendment No. 17 to the Registration Statement on April 25, 1997, and incorporated by reference herein.
(3)Previously filed on EDGAR with Post-Effective Amendment No. 18 to the Registration Statement on February 27, 1998, and incorporated by reference herein.
(4)Previously filed on EDGAR with Post-Effective Amendment No. 19 to the Registration Statement on April 30, 1998, and incorporated by reference herein.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
            FUND

No person is presently controlled by or under common control with the Fund.


ITEM 25.    INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X of the Amended Bylaws and Article Seventh (3) of the Articles of Restatement of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) and (2) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Fund also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "The Fund and Its Management" in the Fund's Prospectus and in the Statement of Additional Information for information regarding the business of the investment adviser, ICM.

Following are the names and principal occupations of each director and officer of the investment adviser, ICM.


--------------------------------------------------------------------------------
                              Position  with
Name                          Adviser         Principal Occupation and Company
                                              Affiliation
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C Mitchell, Jr.        Chairman        Chairman, Director
                                              INVESCO Capital Management, Int.
                                              1315 Peachtree Street, N.E.
                                              Atlanta, GA 30309
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Frank M. Bishop               Chairman and    Chairman, President and CEO
                              Officer         INVESCO Capital Management, Inc.
                                              1315 Peachtree Street, N.E.
                                              Atlanta, GA 30309
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Terrence J. Miller            Officer &       Deputy President and Director
                              Director        INVESCO Capital Management, Inc.
                                              1315 Peachtree Street, N.E.
                                              Atlanta, GA 30309

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy J. Culler             Officer &       Chief Investment Officer/Vice
                              Director        President/ Director
                                              INVESCO Capital Management, Inc.
                                              1315 Peachtree Street, N.E.
                                              Atlanta, GA 30309

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A. D. Frazier                 Director        Director
                                              INVESCO Capital Management, Inc.
                                              1315 Peachtree Street, N.E.
                                              Atlanta, GA 30309

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stephen A. Dana               Director &      Director and Vice President
                              Officer         INVESCO Capital Management, Inc.
                                              1315 Peachtree Street, N.E.
                                              Atlanta, GA 30309

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas W. Norwood             Director &      Director and Vice President
                              Officer         INVESCO Capital Management, Inc.
                                              1315 Peachtree Street, N.E.
                                              Atlanta, GA 30309

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donald B. Sallee              Director &      Director and Vice President
                              Officer         INVESCO Capital Management, Inc.
                                              1315 Peachtree Street, N.E.
                                              Atlanta, GA 30309

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Thomas L. Shields             Director &      Director and Vice President
                              Officer         INVESCO Capital Management, Inc.
                                              1315 Peachtree Street, N.E.
                                              Atlanta, GA 30309

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Luis A. Aguilar               Officer         Executive Vice President and
                                              Asst. Sec.
                                              INVESCO Capital Management, Inc.
                                              1315 Peachtree Street, N.E.
                                              Atlanta, GA 30309
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David A. Hartley              Officer         Chief Financial Officer/Treasurer
                                              INVESCO Capital Management, Inc.
                                              1315 Peachtree Street, N.E.
                                              Atlanta, GA 30309
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie A. Skaggs               Officer         General Counsel/Vice
                                              President/Secretary
                                              INVESCO Capital Management, Inc.
                                              1315 Peachtree Street, N.E.
                                              Atlanta, GA 30309
--------------------------------------------------------------------------------



Item 27.    Principal Underwriters
            INVESCO Bond Funds, Inc.
            INVESCO Combination Stock & Bond Funds, Inc.
            INVESCO Diversified Funds, Inc.
            INVESCO Emerging Opportunity Funds, Inc.
            INVESCO Growth Funds, Inc.
            INVESCO Industrial Income Fund, Inc.
            INVESCO International Funds, Inc.
            INVESCO Money Market Funds, Inc.
            INVESCO Sector Funds, Inc.
            INVESCO Specialty Funds, Inc.
            INVESCO Stock Funds, Inc.
            INVESCO Tax-Free Income Funds, Inc.
            INVESCO Value Trust
            INVESCO Variable Investment Funds, Inc.

               (b)

Positions and                                   Positions and
Name and Principal      Offices with            Offices with
Business Address        Underwriter             the Fund

William J. Galvin, Jr.  Sr. Vice
7800 E. Union Avenue    President &
Denver, CO  80237       Assistant Secretary

Ronald L. Grooms        Sr. Vice                Treasurer,
7800 E. Union Avenue    President               Chief Fin'l
Denver, CO  80237       & Treasurer             Officer, and
                                                Chief Acctg.
                                                      Off.

Richard W. Healey       Sr. Vice
7800 E. Union Avenue    President
Denver, CO  80237


Charles P. Mayer        Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne           Senior Vice             Secretary
7800 E. Union Avenue    President,
Denver, CO 80237        Secretary &
                        General Counsel

Judy P. Wiese           Vice President
7800 E. Union Avenue    & Assistant
Denver, CO  80237       Treasurer

Mark H. Williamson      President,              President,
7800 E. Union Avenue    Chief Executive         CEO & Director
Denver, CO 80237        Officer &
                        Director


               (c)     Not applicable.

Item 28.       Location of Accounts and Records

               Mark H. Williamson
               7800 E. Union Avenue
               Denver, CO  80237

Item 29.       Management Services

               Not applicable.

Item 30.       Undertakings

               Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 1st day of March, 1999.

Attest:                                   INVESCO Treasurers Series Trust

/s/ Glen A. Payne                         /s/ Mark H. Williamson
______________________________            __________________________________
Glen A. Payne, Secretary                  Mark H. Williamson, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Mark H. Williamson                    /s/ Lawrence H. Budner
_______________________________           _____________________________
Mark H. Williamson, President &           Lawrence H. Budner, Trustee
Trustee (Chief Executive Officer)


/s/ Ronald L. Grooms                      /s/ John W. McIntyre
_______________________________           _____________________________
Ronald L. Grooms, Treasurer               John W. McIntyre, Trustee
(Chief Financial and Accounting
Officer)

/s/ Victor L. Andrews                     /s/ Fred A. Deering
_______________________________           _____________________________
Victor L. Andrews, Trustee                Fred A. Deering, Trustee

/s/ Bob R. Baker                          /s/ Larry Soll
_______________________________           _____________________________
Bob R. Baker, Trustee                     Larry Soll, Trustee

/s/ Charles W. Brady                      /s/ Kenneth T. King
_______________________________           _____________________________
Charles W. Brady, Trustee                 Kenneth T. King, Trustee

/s/ Wendy L. Gramm
_______________________________
Wendy L. Gramm, Trustee


By*_____________________________          By*  /s/ Glen A. Payne
                                          _________________________
Edward F. O'Keefe                               Glen A. Payne
Attorney in Fact                                Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named trustees and officers of the Registrant have been filed with the Securities and Exchange Commission on April 12, 1990, September 16, 1991, May 27, 1992, April 29, 1994, April 23, 1996 and February 27, 1998.

                               Exhibit Index

                                          Page in
Exhibit No.                               Registration Statement
-------------                             --------------------------

f(ii)                                             61
j                                                 66
n(i)                                              67
n(ii)                                             68